SHAREHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY

12.	SHAREHOLDERS’ EQUITY

Ordinary Shares

Vantage Corp was established under the laws of Cayman Islands on April 2, 2024. The original authorized share capital of the Company was US$50,000 divided into 25,000,000 Class A Ordinary Shares and 25,000,000 Class B Ordinary Shares, par value US$0.001 per share.

As of March 31, 2025, the Company had 7,633,620 Class A ordinary shares issued and outstanding. During the year ended March 31, 2026, the Company issued an additional 3,737,500 Class A ordinary shares in connection with its initial public offering, including the exercise of the underwriters’ over-allotment option. As of March 31, 2026, the Company had 11,371,120 Class A ordinary shares issued, of which 10,616,741 were outstanding.

As of March 31, 2025 and 2026, the Company had 20,366,380 Class B ordinary shares issued and outstanding.

Share Repurchase Program

On November 5, 2025, the Company’s Board of Directors authorized a share repurchase program of up to US$1.0 million of the Company’s Class A ordinary shares. The share repurchase program is effective through December 31, 2026.

Treasury Shares

During the year ended March 31, 2026, the Company repurchased 754,379 Class A ordinary shares under the share repurchase program for an aggregate purchase price of US$749,424, including brokerage commissions and other transaction costs. The repurchased shares are held as treasury shares and are presented as a deduction from shareholders’ equity in the consolidated balance sheets.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS